------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------
                                      STATEMENTS OF ASSETS AND LIABILITIES o DECEMBER 31, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                               DGPF EQUITY INCOME   DGPF HIGH YIELD   DGPF CAPITAL RESERVES
                                                                    SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                                                        201               202                  203
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Delaware Group Premium Fund, Inc...       $   905,342         $  526,739          $  216,759
Accrued investment income..................................                --              4,316               1,176
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)........................................                --                 --                  --
                                                                   ----------         ----------          ----------
   Total assets............................................           905,342            531,055             217,935

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)........................................                86                455                 152
                                                                   ----------         ----------          ----------
   Net assets..............................................        $  905,256         $  530,600          $  217,783
                                                                   ==========         ==========          ==========


Net asset distribution by category:
   Qualified variable annuity policies.....................        $  216,418        $   133,378         $    56,299
Non-qualified variable annuity policies....................           682,639            397,222             160,853
   Value of annuitant mortality fluctuation reserve........                                6,199              -- 631
                                                                   ----------         ----------          ----------
                                                                   $  905,256         $  530,600          $  217,783
                                                                   ==========         ==========          ==========


Qualified units outstanding, December 31, 1995.............           160,208            119,527              50,490
Net asset value per qualified unit, December 31, 1995......        $ 1.350853         $ 1.115881          $ 1.115060
Non-qualified units outstanding, December 31, 1995.........           509,928            355,971             144,821
Net asset value per non-qualified unit, December 31, 1995..        $ 1.350853         $ 1.115881          $ 1.115060


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     DGPF MONEY MARKET     DGPF GROWTH  DGPF MULTIPLE STRATEGY  DGPF INTERNATIONAL EQUITY  DGPF VALUE    DGPF EMERGING GROWTH
        Sub-Account        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
            204                205                206                  207                    208                 209
------------------------------------------------------------------------------------------------------------------------------------

       $   133,316          $   386,809         $   376,076          $   404,219           $   178,747         $ 2,088,372
               416                  --                   --                  --                     --                  --

                --                  --                  844                  --                     --                  --
       -----------          -----------         -----------          -----------           -----------         -----------
           133,732              386,809             376,920              404,219               178,747           2,088,372



               116                  447                  --                  298                   208               2,435
       -----------          -----------         -----------          -----------           -----------         -----------
       $   133,616          $   386,362         $   376,920          $   403,921           $   178,539         $ 2,085,937
       ===========          ===========         ===========          ===========           ===========         ===========



      $     76,896         $     85,354         $   159,725         $     97,799          $     50,251        $    230,376
            56,720              301,008             212,048              306,122               128,288           1,855,561
                --                   --               5,147                   --                    --                  --
       -----------          -----------         -----------          -----------           -----------         -----------
       $   133,616          $   386,362         $   376,920          $   403,921           $   178,539         $ 2,085,937
       ===========          ===========         ===========          ===========           ===========         ===========


            72,602               66,304             129,030               86,700                41,073             164,130
        $ 1.059144           $ 1.287300          $ 1.237893           $ 1.128009            $ 1.223470         $  1.403619
            53,553              233,829             175,456              271,382               104,856           1,321,983
        $ 1.059144           $ 1.287300          $ 1.237893           $ 1.128009            $ 1.223470         $  1.403619


------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------
                                    STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                 DGPF EQUITY INCOME  DGPF HIGH YIELD    DGPF CAPITAL RESERVES
                                                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         201                202                 203
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends...............................................           $  29,997          $  42,351            $ 14,032
                                                                      ---------          ---------           --------

EXPENSES:
   Mortality and expense risk fees.........................               8,484              5,356              2,627
   Administrative expense charges..........................               1,018                643                315
                                                                      ---------          ---------           --------
     Total expenses........................................               9,502              5,999              2,942
                                                                      ---------          ---------           --------

   Net investment income (loss)............................              20,495             36,352             11,090
                                                                      ---------          ---------           --------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss)................................               5,641               (187)               413
   Net unrealized gain.....................................             170,938             16,380             12,699
                                                                      ---------          ---------           --------

   Net realized and unrealized gain on investments.........             176,579             16,193            13,112
                                                                      ---------          ---------           --------

   Net increase in net assets from operations..............           $ 197,074          $  52,545           $ 24,202
                                                                      =========          =========           ========


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                        SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
      DGPF MONEY MARKET    DGPF GROWTH    DGPF MULTIPLE STRATEGY  DGPF INTERNATIONAL EQUITY  DGPF VALUE     DGPF EMERGING GROWTH
         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
             204               205                 206                    207                     208                 209
------------------------------------------------------------------------------------------------------------------------------------

         $ 21,887            $     883             $  7,013            $  5,265               $  1,676           $     868
         --------             --------             --------            --------               --------           ---------


            5,092                3,007                3,555               3,888                  1,693              16,197
              611                  361                  427                 467                    203               1,944
         --------             --------             --------            --------               --------           ---------
            5,703                3,368                3,982               4,355                  1,896              18,141
         --------             --------             --------            --------               --------           ---------

           16,184               (2,485)               3,031                 910                   (220)            (17,273)
         --------             --------             --------            --------               --------           ---------




               --                2,996                  601               4,980                    439              60,055
               --               57,459               60,400              30,085                 28,565             400,647
         --------             --------             --------            --------               --------           ---------

               --               60,455               61,001              35,065                 29,004             460,702
         --------             --------             --------            --------               --------           ---------

         $ 16,184             $ 57,970             $ 64,032            $ 35,975               $ 28,784           $ 443,429
         ========             ========             ========            ========               ========           =========

------------------------------------------------------------------------------------------------------------------------------------
                                        SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------
                                            STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        DGPF EQUITY INCOME                   DGPF HIGH YIELD
                                                                           SUB-ACCOUNT 201                     SUB-ACCOUNT 202
                                                                     YEAR ENDED      PERIOD FROM        YEAR ENDED      PERIOD FROM
                                                                   12/31/95  4/28/94* TO 12/31/94   12/31/95   5/20/94* TO 12/31/94
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income (loss)...................................  $  20,495       $   2,349            $  36,352       $  11,424
   Net realized gain (loss) from security transactions............      5,641            (688)                (187)           (599)
   Net unrealized gain (loss) on investments......................    170,938          (7,982)              16,380         (13,447)
                                                                    ---------       ---------            ---------       ---------

   Net increase (decrease) in net assets from operations..........    197,074          (6,321)              52,545          (2,622)
                                                                    ---------       ---------            ---------       ---------

  FROM CAPITAL TRANSACTIONS:
   Net purchase payments..........................................     70,312          47,639               69,870              34
   Terminations...................................................    (61,226)             --               (9,393)        (18,704)
   Other transfers from (to) the General Account of
   First Allmerica Financial Life Insurance Company(Sponsor)......    241,323         416,455              136,481         302,389
                                                                    ---------       ---------            ---------       ---------
   Net increase (decrease) in net assets from capital transactions    250,409         464,094              196,958         283,719
                                                                    ---------       ---------            ---------       ---------
   Net increase (decrease) in net assets..........................    447,483         457,773              249,503         281,097

  NET ASSETS:
   Beginning of year..............................................    457,773              --              281,097              --
                                                                    ---------       ---------            ---------       ---------
   End of year....................................................  $ 905,256       $ 457,773            $ 530,600       $ 281,097
                                                                    =========       =========            =========       =========

   * Date of initial investment.


   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                        SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
          DGPF CAPITAL RESERVES                        DGPF MONEY MARKET                             DGPF GROWTH
             SUB-ACCOUNT 203                            SUB-ACCOUNT 204                            SUB-ACCOUNT 205
      YEAR ENDED           PERIOD FROM         YEAR ENDED          PERIOD FROM            YEAR ENDED          PERIOD FROM
       12/31/95       6/22/94* TO 12/31/94      12/31/95       4/6/94* TO 12/31/94         12/31/95      4/19/94* TO 12/31/94
------------------------------------------------------------------------------------------------------------------------------------


      $  11,090            $   4,138         $   16,184            $    4,886             $  (2,485)          $    (996)
            413                 (431)                --                    --                 2,996              (1,184)
         12,699               (5,626)                --                    --                57,459              (1,376)
      ---------            ---------          ---------             ---------             ---------           ---------

         24,202               (1,919)            16,184                 4,886                57,970              (3,556)
      ---------            ---------          ---------             ---------             ---------           ---------


         32,527               22,500          1,358,452             2,603,547                45,781              15,231
           (960)                 (80)            (1,147)               (2,571)              (17,186)            (13,006)

        (17,104)             158,617         (1,547,485)           (2,298,250)              149,173             151,955
      ---------            ---------          ---------             ---------             ---------           ---------
         14,463              181,037           (190,180)              302,726               177,768             154,180
      ---------            ---------          ---------             ---------             ---------           ---------
         38,665              179,118           (173,996)              307,612               235,738             150,624


        179,118                   --            307,612                    --               150,624                  --
      ---------            ---------          ---------             ---------             ---------           ---------
      $ 217,783            $ 179,118          $ 133,616             $ 307,612             $ 386,362           $ 150,624
      =========            =========          =========             =========             =========           =========


------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------
                                           STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                    DGPF MULTIPLE STRATEGY              DGPF INTERNATIONAL EQUITY
                                                                        SUB-ACCOUNT 206                      SUB-ACCOUNT 207
                                                                 YEAR ENDED      PERIOD FROM          YEAR ENDED      PERIOD FROM
                                                                12/31/95  4/19/94* TO 12/31/94       12/31/95  4/19/94* TO 12/31/94
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income (loss).............................    $   3,031       $     884             $     910      $    (867)
   Net realized gain from security transactions.............          601             533                 4,980            202
   Net unrealized gain (loss) on investments................       60,400          (2,476)               30,085         (1,825)
                                                                ---------       ---------             ---------      ---------

   Net increase (decrease) in net assets from operations....       64,032          (1,059                35,975         (2,490)
                                                                ---------       ---------             ---------      ---------

  FROM CAPITAL TRANSACTIONS:
   Net purchase payments....................................       48,657             856               121,602          3,503
   Terminations.............................................       (2,617)            (80)              (11,001)       (17,812)
   Other transfers from the General Account of
   First Allmerica Financial Life Insurance Company(Sponsor)       95,451         171,680                63,310        210,834
                                                                ---------       ---------             ---------      ---------
   Net increase in net assets from capital transactions.....      141,491         172,456               173,911        196,525
                                                                ---------       ---------             ---------      ---------
   Net increase in net assets...............................      205,523         171,397               209,886        194,035

  NET ASSETS:
   Beginning of year........................................      171,397              --               194,035             --
                                                                ---------       ---------             ---------      ---------
   End of year..............................................    $ 376,920       $ 171,397             $ 403,921      $ 194,035
                                                                =========       =========             =========      =========

   * Date of initial investment.


   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                             SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                    DGPF VALUE                            DGPF EMERGING GROWTH
                 SUB-ACCOUNT 208                              SUB-ACCOUNT 209
      YEAR ENDED              PERIOD FROM             YEAR ENDED            PERIOD FROM
       12/31/95           5/10/94* TO 12/31/94        12/31/95          5/10/94* TO 12/31/94
------------------------------------------------------------------------------------------------------------------------------------


      $    (220)               $   (362)            $   (17,273)            $     (813)
            439                      24                  60,055                    314
         28,565                     224                 400,647                 16,678
      ---------                --------             -----------             ----------

         28,784                    (114)                443,429                 16,179
      ---------                --------             -----------             ----------


          6,842                      60                   8,186                     88
         (5,527)                     --                 (17,734)               (13,289)

         66,468                  82,026                 844,220                804,858
      ---------                --------             -----------             ----------
         67,783                  82,086                 834,672                791,657
      ---------                --------             -----------             ----------
         96,567                  81,972               1,278,101                807,836


         81,972                      --                 807,836                     --
      ---------                --------             -----------             ----------
      $ 178,539                $ 81,972             $ 2,085,937             $  807,836
      =========                ========             ===========             ==========


--------------------------------------------------------------------------------
                   SEPARATE ACCOUNT VA-K - DELAWARE MEDALLION
--------------------------------------------------------------------------------
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1995


NOTE 1 - ORGANIZATION

   Separate Account VA-K - Delaware Medallion (VA-K) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. Effective October 16, 1995, concurrent with the demutualization, the Company's name was changed from State Mutual Life Assurance Company of America. Under applicable insurance law, the assets and liabilities of VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. VA-K cannot be charged with liabilities arising out of any other business of the Company.

   VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). VA-K currently offers nine Sub-Accounts under the Delaware Medallion policies. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Delaware Group Premium Fund, Inc. (DGPF or the Fund), managed by Delaware Management Company, Inc., or Delaware International Advisors, Ltd. DGPF is an open-end, diversified series management investment company registered under the 1940 Act.

   Separate Account VA-K has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   Investments - Security transactions are recorded on the trade date. Investments in shares of DGPF are stated at the net asset value per share of the respective investment portfolio of DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of DGPF at net asset value.

   Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of VA-K. Therefore, no provision for income taxes has been charged against VA-K.

   Annuitant Mortality Fluctuation Reserve - A strengthening reserve required for doing business in the state of New York. The purpose of this reserve is to provide for future mortality experience which is less favorable than that assumed in pricing the annuity. This reserve is funded by the Company.

NOTE 3 - INVESTMENTS

   The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in DGPF at December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             PORTFOLIO INFORMATION
    SUB-           INVESTMENT                                 NUMBER OF            AGGREGATE             NET ASSET
   ACCOUNT          PORTFOLIO                                  SHARES                COST              VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
     201        Equity Income ...........................       61,048           $  742,385              $ 14.83
     202        High Yield ..............................       58,919              523,805                 8.94
     203        Capital Reserves ........................       21,829              209,686                 9.93
     204        Money Market ............................       13,332              133,316                10.00
     205        Growth ..................................       25,566              330,726                15.13
     206        Multiple Strategy .......................       24,263              318,151                15.50
     207        International Equity ....................       30,833              375,959                13.11
     208        Value ...................................       14,334              149,958                12.47
     209        Emerging Growth .........................      148,957            1,671,048                14.02


NOTE 4 - RELATED PARTY TRANSACTIONS

   The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis.

   A policy fee is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less. The policy fee is $30. The policy fee is currently waived for policies originally issued as part of a 401(k) plan. For the year ended December 31, 1995, policy fees deducted from accumulated value in VA-K amounted to $1,500.

   Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of VA-K, and does not receive any compensation for sales of the VA-K - Delaware Medallion policies. Commissions are paid by the Company to registered representatives of broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the year ended December 31, 1995, the Company received $3,892 for contingent deferred sales charges applicable to VA-K.

NOTE 5 -  POLICYOWNERS AND SPONSOR TRANSACTIONS

   Transactions from policyowners and sponsor were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                1995                                        1994
                                                                ----                                        ----
                                                        UNITS            AMOUNT                    UNITS              AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Sub-Account 201 -- Equity Income
Issuance of units ..........................            287,955       $   328,945                   490,513       $   499,742
Redemption of units ........................            (72,819)          (78,536)                  (35,513)          (35,648)
                                                     ----------       -----------               -----------       -----------
Net increase ...............................            215,136       $   250,409                   455,000       $   464,094
                                                     ==========       ===========               ===========       ===========

Sub-Account 202 -- High Yield
Issuance of units ..........................            212,565       $   230,720                   306,020       $   302,430
Redemption of unit .........................            (24,032)          (33,762)                  (19,055)          (18,711)
                                                     ----------       -----------               -----------       -----------
Net increase ...............................            188,533       $   196,958                   286,965       $   283,719
                                                     ==========       ===========               ===========       ===========

Sub-Account 203 -- Capital Reserves
Issuance of units ..........................             61,464       $    71,855                   208,909       $   209,117
Redemption of units ........................            (46,880)          (57,392)                  (28,182)          (28,080)
                                                     ----------       -----------               -----------       -----------
Net increase ...............................             14,584       $    14,463                   180,727       $   181,037
                                                     ==========       ===========               ===========       ===========

Sub-Account 204 -- Money Market
Issuance of units ..........................          3,386,204       $ 3,481,696                 2,590,101       $ 2,613,450
Redemption of units ........................         (3,562,119)       (3,671,876)               (2,288,031)       (2,310,724)
                                                     ----------       -----------               -----------       -----------
Net increase (decrease)                                (175,915)      $  (190,180)                  302,070       $   302,726
                                                     ==========       ===========               ===========       ===========

Sub-Account  205 -- Growth
Issuance of units ..........................            231,302       $   266,232                   224,449       $   227,170
Redemption of units ........................            (80,666)          (88,464)                  (74,952)          (72,990)
                                                     ----------       -----------               -----------       -----------
Net increase ...............................            150,636       $   177,768                   149,497       $   154,180
                                                     ==========       ===========               ===========       ===========

Sub-Account 206 -- Multiple Strategy
Issuance of units ..........................            140,441       $   154,231                   172,954       $   172,536
Redemption of units ........................             (8,828)          (12,740)                      (81)              (80)
                                                     ----------       -----------               -----------       -----------
Net increase ...............................            131,613       $   141,491                   172,873       $   172,456
                                                     ==========       ===========               ===========       ===========

Sub-Account 207 -- International Equity
Issuance of units ..........................            317,663       $   338,300                   254,950       $   258,568
Redemption of units ........................          (152,785)          (164,389)                  (61,746)          (62,043)
                                                     ----------       -----------               -----------       -----------
Net increase ...............................            164,878       $   173,911                   193,204       $   196,525
                                                     ==========       ===========               ===========       ===========

Sub-Account 208 -- Value
Issuance of units ..........................             76,697       $    80,850                   127,209       $   127,330
Redemption of units ........................            (12,610)          (13,067)                  (45,367)          (45,244)
                                                     ----------       -----------               -----------       -----------
Net increase ...............................             64,087       $    67,783                    81,842       $    82,026
                                                     ==========       ===========               ===========       ===========

Sub-Account 209 -- Emerging Growth
Issuance of units ..........................          2,679,348        $ 2,937,785                  803,511       $   805,231
Redemption of units ........................        (1,983,643)        (2,103,113)                  (13,103)          (13,574)
                                                     ----------       -----------               -----------       -----------
Net increase ...............................           695,705        $   834,672                   790,408       $   791,657
                                                     ==========       ===========               ===========       ===========

NOTE 6 - DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that VA-K satisfies the current requirements of the regulations, and it intends that VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of the DGPF shares by VA-K during the year ended December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
  SUB-
 ACCOUNT            INVESTMENT PORTFOLIO                        PURCHASES                   SALES
------------------------------------------------------------------------------------------------------------------------------------
  201      Equity Income ................................     $   357,067               $    84,702
  202      High Yield ...................................         268,744                    36,879
  203      Capital Reserves .............................          81,841                    56,273
  204      Money Market .................................       3,513,748                 3,686,581
  205      Growth .......................................         246,781                    71,234
  206      Multiple Strategy ............................         162,538                    18,715
  207      International Equity .........................         336,627                   161,723
  208      Value ........................................          81,857                    14,180
  209      Emerging Growth ..............................       2,911,767                 2,092,414
                                                              -----------               -----------
           Totals                                             $ 7,960,970               $ 6,222,701
                                                              ===========               ===========

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors of First Allmerica
Financial Life Insurance Company and Policyowners of Separate Account VA-K - Delaware Medallion of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (201, 202, 203, 204, 205, 206, 207, 208, and 209) constituting the Separate Account VA-K - Delaware Medallion of First Allmerica Financial Life Insurance Company at December 31, 1995, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1995 by correspondence with the Fund, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts


February 23, 1996